Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Compensation and benefits costs	$ 3,993	$ 4,554
Restructuring charges		2,362
Research and development expenses	2,800	6,726
Consulting and professional services	1,909	1,083
Other liabilities	876	772
Accrued expenses and other liabilities	$ 9,578	$ 15,497